PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Acquired property and equipment, not yet paid	$ 291	$ 306
Property plant and equipment pledged as security for bank borrowings	575	$ 688
Bangladesh
Disclosure of quantitative information about right-of-use assets [line items]
Reversal of impairment loss	(32)
Kyrgyzstan
Disclosure of quantitative information about right-of-use assets [line items]
Reversal of impairment loss	(29)
Ukraine
Disclosure of quantitative information about right-of-use assets [line items]
Reversal of impairment loss	$ (35)